Income Taxes - Schedule of Statutory Income Tax Rate (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Statutory Income Tax Rate [Abstract]
US federal statutory tax rate			$ (2,554)	$ (2,101)
US federal statutory tax rate, percentage			21.00%	21.00%
State and local income taxes, net of federal income tax effect
State and local income taxes, net of federal income tax effect, percentage
Foreign tax effects:
Imputed income			$ 76	$ 117
Imputed income, percentage			(0.60%)	(1.00%)
Other			$ (19)	$ (29)
Other, percentage			0.20%	0.20%
Other foreign jurisdictions			$ (22)	$ (55)
Other foreign jurisdictions, percentage			0.20%	0.50%
Effect of changes in tax laws or rates
Effect of changes in tax laws or rates, percentage
Effect of cross-border tax laws:
Net CFC tested income:
Net CFC tested income, percentage
Tax Credits
Tax Credits, percentage
Change in valuation allowance			$ 2,163	$ 1,359
Change in valuation allowance, percentage			(17.80%)	(11.20%)
Nontaxable or nondeductible items:
Change in fair value of convertible notes				$ 314
Change in fair value of convertible notes, percentage				(2.60%)
Other			$ 220	$ 56
Other, percentage			(1.80%)	(0.50%)
Changes in unrecognized tax benefits			$ 173	$ 400
Changes in unrecognized tax benefits, percentage			(1.40%)	(3.30%)
Other Adjustments
Other Adjustments, percentage
Total income tax expense:	$ 79		$ 37	$ 61
Effective tax rate, percentage			(0.30%)	(0.60%)